FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 84,672,201	R$ 82,207,429
Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	104,801,449	95,134,003
Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,926,626	2,764,288
RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	695,705	932,250
Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	136,124	2,490,668
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	298,857	122,882
Concessions payable - use of public property
Maturity analysis for managing liquidity risk
Financial liabilities	713,637	606,337
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		70,803
Financial liabilities at amortised cost, category [member]
Maturity analysis for managing liquidity risk
Financial liabilities	195,244,599	184,328,660
Up to 1 year | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	3,738,498	2,953,184
Up to 1 year | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	13,204,167	13,769,529
Up to 1 year | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,916,279	2,756,329
Up to 1 year | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	695,705	492,276
Up to 1 year | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	136,124	2,490,668
Up to 1 year | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	72,981	31,192
Up to 1 year | Concessions payable - use of public property
Maturity analysis for managing liquidity risk
Financial liabilities	55,518	51,046
Up to 1 year | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		55,517
Up to 1 year | Financial liabilities at amortised cost, category [member]
Maturity analysis for managing liquidity risk
Financial liabilities	21,819,272	22,599,741
From 1 to 2 Years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	6,364,054	3,439,353
From 1 to 2 Years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	17,295,202	18,913,993
From 1 to 2 Years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	10,347	7,959
From 1 to 2 Years | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	0	439,974
From 1 to 2 Years | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
From 1 to 2 Years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	45,856	20,183
From 1 to 2 Years | Concessions payable - use of public property
Maturity analysis for managing liquidity risk
Financial liabilities	110,695	131,764
From 1 to 2 Years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		15,286
From 1 to 2 Years | Financial liabilities at amortised cost, category [member]
Maturity analysis for managing liquidity risk
Financial liabilities	23,826,155	22,968,512
From 2 to 5 Years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	13,458,478	12,906,745
From 2 to 5 Years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	33,703,903	28,317,110
From 2 to 5 Years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
From 2 to 5 Years | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
From 2 to 5 Years | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
From 2 to 5 Years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	114,854	29,536
From 2 to 5 Years | Concessions payable - use of public property
Maturity analysis for managing liquidity risk
Financial liabilities	200,143	140,671
From 2 to 5 Years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		0
From 2 to 5 Years | Financial liabilities at amortised cost, category [member]
Maturity analysis for managing liquidity risk
Financial liabilities	47,477,378	41,394,062
Over 5 Years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	61,111,171	62,908,147
Over 5 Years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	40,598,177	34,133,371
Over 5 Years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
Over 5 Years | RGR Returns
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
Over 5 Years | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	0	0
Over 5 Years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	65,166	41,971
Over 5 Years | Concessions payable - use of public property
Maturity analysis for managing liquidity risk
Financial liabilities	347,281	282,856
Over 5 Years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		0
Over 5 Years | Financial liabilities at amortised cost, category [member]
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 102,121,795	R$ 97,366,345